UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04917

Morgan Stanley Mortgage Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31,

Date of reporting period:	October 31, 2018

Item 1 - Report to Shareholders

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2018 Morgan Stanley

INVESTMENT MANAGEMENT

Morgan Stanley Mortgage Securities Trust

Annual Report

October 31, 2018

MTGANN
2327147 EXP. 12.31.2019

Morgan Stanley Mortgage Securities Trust

Table of Contents

Welcome Shareholder	3
Fund Report	4
Performance Summary	10
Expense Example	12
Portfolio of Investments	14
Statement of Assets and Liabilities	29
Statement of Operations	30
Statements of Changes in Net Assets	31
Notes to Financial Statements	32
Financial Highlights	50
Report of Independent Registered Public Accounting Firm	56
Investment Advisory Agreement Approval	57
Privacy Notice	60
Trustee and Officer Information	65

Welcome Shareholder,

We are pleased to provide this Annual report, in which you will learn how your investment in Morgan Stanley Mortgage Securities Trust (the "Fund") performed during the latest twelve-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the year ended October 31, 2018

Total Return for the 12 Months Ended October 31, 2018
Class A	Class B	Class L	Class I	Class C	Class IS*	Bloomberg Barclays U.S. Mortgage Backed Securities (MBS) Index[1]	Lipper U.S. Mortgage Funds Index[2]
0.32%	–0.34%	0.03%	0.64%	–0.47%	0.07%	–1.52%	–0.96%

The performance of Morgan Stanley Mortgage Securities Trust's (the "Fund") six share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

*  Performance shown for Class IS shares is for the period since inception on June 15, 2018. Performance information for very short periods should not be the sole factor in making an investment decision because short-term returns may not be indicative of the Fund's long-term performance potential.

Market Conditions

Higher interest rates and positive fundamental credit conditions were the dominant mortgage market themes over the 12-month reporting period. Increasing U.S. economic growth and slowing rising inflationary pressures caused interest rates to climb across the curve. The Federal Reserve (Fed) increased short-term interest rates 100 basis points with four 25-basis point quarterly hikes over the past 12 months. Two-year U.S Treasury rates increased 127 basis points over the year to 2.87%, and 10-year U.S. Treasury rates increased 76 basis points over the same period to 3.14%. Higher rates caused agency residential mortgage-backed securities (RMBS) durations to extend on the expectation of slower prepayment levels due to higher mortgage rates. The duration of the Bloomberg Barclays U.S. Mortgage Backed Securities (MBS) Index (the "Index") extended more than a year from 4.35 years on October 31, 2017 to 5.45 years on October 31, 2018.i Additionally, the Fed has been slowly implementing its "balance sheet normalization" program, by slowing the reinvestments from the paydowns on its U.S. Treasury and U.S. agency mortgage-backed securities (MBS) holdings. The Fed had been buying $25 billion to $30 billion of agency MBS per month over the last few years in order to maintain its current holdings, but slowed its monthly investments over past year to only $3 billion worth of MBS purchased in October 2018, and let its $1.77 trillion MBS portfolio decline by $100 billion to $1.67 trillion as of October 31, 2018.ii Agency MBS performed poorly over the past year due to the combination of rising interest rates, slowing mortgage prepayment speeds, extending MBS durations and reduced purchases of agency MBS by the Fed. Nominal spreads on current coupon agency RMBS above U.S. Treasuries widened 14 basis points over the 12-month period from 80 basis points to 94 basis points above comparable-duration U.S. Treasuries, but the additional yield advantages and slightly shorter duration of agency

i  Source: Bloomberg L.P. Data as of October 31, 2018.

ii  Source: Federal Reserve Bank of New York. Data as of October 31, 2018.

MBS still allowed the sector to outperform Treasuries.iii The Index outperformed the comparable Bloomberg Barclays U.S. Treasury Index by 45 basis points during the 12-month period.i

The U.S. housing market continued its strong performance of the past six years with home prices rising almost 6% over the past year ended August 2018 (latest data available), but we are beginning to see some signs of softness in the housing market.iv Existing home sales have been flat or lower for six consecutive months.v Housing supply remains low but affordability is becoming more challenged as home prices have risen and mortgage interest rates have climbed significantly over the past year.v The combination of rising incomes, declining unemployment rates and limited housing stock could continue to provide support for the U.S. housing market, but home prices will have a hard time increasing much from current levels given affordability issues. Mortgage credit performance continues to be very good, with historically low new delinquency and default rates.vi After tightening early in the year, non-agency RMBS spreads have widened in recent months and are essentially unchanged over the year.vii

U.S. commercial real estate has performed well over the past year. After widening in 2017, commercial mortgage-backed securities (CMBS) spreads tightened materially in 2018 as economic conditions remain positive. Commercial real estate prices increased 1% over the past 12 months.viii Office buildings, hotels, industrial facilities and multi-family housing units have continued to perform well with increasing occupancy and rising rental rates, but retail shopping centers continue to show signs of stress due to increasing announcements of store closings by major retailers.

U.S. asset-backed securities (ABS) performed well over the past 12 months, as consumer credit conditions continue to improve. Unemployment is at the lowest level in nearly 50 years.ix Both personal income and personal consumption levels are rising, but consumer savings rates are at the highest levels in 20 years.x Overall, consumer debt levels remain well below historical levels on an inflation-adjusted basis.x

European housing markets have also performed well over the past year, with home prices up across most major European mortgage markets in 2017.xi Low interest rates, and corresponding low mortgage rates, have improved home affordability and helped stimulate broader economic activity in Europe. Spreads on European RMBS continued to tighten over the past 12 months, driven by the improving fundamental housing market performance and shrinking supply from lower new issuance volumes.xii Despite concerns over Brexit-related economic implications for the U.K. and other potential political shocks in Europe, we remain positive on the value opportunity of RMBS in the U.K. and select other areas of Europe.

iii  Source: JP Morgan. Data as of October 31, 2018.

iv  Source: S&P CoreLogic Case Shiller U.S. National Home Price NSA Index. Data as of October 31, 2018.

v  Source: National Association of Realtors. Data as of October 31, 2018.

vi  Source: S&P Experian. Data as of October 31, 2018.

vii  Source: Amherst Securities. Data as of October 31, 2018.

viii  Source: Green Street Advisors. Data as of October 31, 2018.

ix  Source: Bureau of Labor Statistics. Data as of October 31, 2018.

x  Source: Federal Reserve Bank of St. Louis. Data as of October 31, 2018.

xi  Source: Eurostat. Data as of October 31, 2018.

xii  Source: Deutsche Bank. Data as of October 31, 2018.

Performance Analysis

All share classes except Class IS of the Fund outperformed both the Index and the Lipper U.S. Mortgage Funds Index for the 12 months ended October 31, 2018, assuming no deduction of applicable sales charges. Class IS shares commenced offering on June 15, 2018 and therefore do not have a full 12-month performance history.

The Fund's outperformance relative to the Index over the reporting period can largely be attributed to the portfolio's exposure to U.S. non-agency RMBS, European RMBS, U.S. CMBS and U.S. ABS. A small position in collateralized mortgage obligations underperformed but the impact to overall Fund performance was minimal.

We believe the U.S. economy may continue to experience slow positive growth, which could benefit the credit-oriented, non-agency RMBS, CMBS and ABS sectors. We also believe that interest rates are poised to continue to move higher, and therefore, at the close of the reporting period, we have maintained a portfolio duration that is slightly shorter than that of the Index. We believe that U.S. home prices could continue to rise, albeit more likely at a slower pace than the last several years. In our view, agency mortgage bonds will likely underperform in this environment, and, at the close of the reporting period, we favored more credit-sensitive securitized assets such as non-agency MBS, CMBS and ABS, which we believe may be more likely to outperform agency MBS in a strengthening economy.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION* as of 10/31/18
Asset-Backed Securities	30.6%
Mortgages — Other	24.9
Agency Fixed Rate Mortgages	21.7
Short-Term Investments	15.6
Commercial Mortgage-Backed Securities	5.0
Collateralized Mortgage Obligations — Agency Collateral Series	2.0
Corporate Bond	0.2

*  Does not include open long/short futures contracts with a value of $32,624,351 and net unrealized depreciation of $640,696. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of $423,503.

LONG-TERM CREDIT ANALYSIS as of 10/31/18
AAA	38.4%
AA	4.9
A	8.4
BBB	8.3
BB	8.1
B or Below	11.3
Not Rated	20.6

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the types of securities mentioned above. All percentages for portfolio composition data are stated as a percentage of total investments and all percentages for long-term credit analysis data are stated as a percentage of total long-term investments.

Security ratings disclosed with the exception for those labeled "not rated" have been rated by at least one Nationally Recognized Statistical Rating Organization ("NRSRO"). These ratings are obtained from Standard & Poor's Ratings Group ("S&P"), Moody's Investors Services, Inc ("Moody's") or Fitch Ratings ("Fitch"). If two or more NRSROs have assigned a rating to a security, the highest rating is used and if securities are not rated, Morgan Stanley Investment Management Inc. (the "Adviser") has deemed them to be of comparable quality. Ratings from Moody's or Fitch, when used, are converted into their equivalent S&P rating.

Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund normally invests at least 80 percent of its assets in mortgage-related securities. This policy may be changed without shareholder approval; however, you would be notified upon 60 days' notice in writing of any changes. These mortgage-related securities may include mortgage-backed securities such as mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), stripped mortgage-backed securities ("SMBS"), commercial mortgage-backed securities ("CMBS") and inverse floating rate obligations ("inverse floaters"). The mortgage-backed securities in which the Fund invests may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers. The Fund is not limited as to the maturities (when a debt security provides its final payment) or types of mortgage-backed securities in which it may invest.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 548-7786 or by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im. This information is also available on the SEC's web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

(This page has been left blank intentionally.)

Performance Summary (unaudited)

Performance of $10,000 Investment—Class A
Over 10 Years

Average Annual Total Returns—Period Ended October 31, 2018 (unaudited)
Symbol	Class A Shares* (since 07/28/97) MTGAX		Class B Shares** (since 03/31/87) MTGBX		Class L Shares*** (since 07/28/97) MTGCX	Class I Shares† (since 07/28/97) MTGDX	Class C Shares†† (since 04/30/15) MSMTX		Class IS Shares††† (since 06/15/18) MORGX
1 Year	0.32 –3.90[4]	%[3]	–0.34 –5.19[4]	%[3]	0.03 —%[3]	0.64 —%[3]	–0.47 –1.44[4]	%[3]	— —
5 Years	4.02[3] 3.12[4]		3.39[3] 3.05[4]		3.73[3] —	4.39[3] —	— —		— —
10 Years	5.23[3] 4.78[4]		4.73[3] 4.73[4]		4.81[3] —	5.58[3] —	— —		— —
Since Inception	4.49[3] 4.27[4]		5.16[3] 5.16[4]		3.89[3] —	4.67[3] —	2.51[3] 2.51[4]		0.07 —%[3]

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. Returns for periods less than one year are not annualized. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class L, Class I, Class C and Class IS shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges.

*  The maximum front-end sales charge for Class A is 4.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005). Class B shares are closed to new investments.

***  Class L has no sales charge. Class L shares are closed to new investments.

†  Class I has no sales charge.

††  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

†††  Class IS has no sales charge.

(1)  The Bloomberg Barclays U.S. Mortgage Backed Securities (MBS) Index tracks agency mortgage backed pass-through securities (both fixed-rate and hybrid ARM) guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). This Index is the Mortgage Backed Securities Fixed Rate component of the Bloomberg Barclays U.S. Aggregate Index. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper U.S. Mortgage Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper U.S. Mortgage Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper U.S. Mortgage Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

‡  Ending value assuming a complete redemption on October 31, 2018.

Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 05/01/18 – 10/31/18.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example (unaudited) continued

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	05/01/18	10/31/18	05/01/18 – 10/31/18
Class A
Actual (0.39% return)	$1,000.00	$1,003.90	$4.95	(1)
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.27	$4.99	(1)
Class B
Actual (0.06% return)	$1,000.00	$1,000.60	$8.47	(1)
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.74	$8.54	(1)
Class L
Actual (0.25% return)	$1,000.00	$1,002.50	$6.46	(1)
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.75	$6.51	(1)
Class I
Actual (0.55% return)	$1,000.00	$1,005.50	$3.44	(1)
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.78	$3.47	(1)
Class C
Actual (–0.01% return)	$1,000.00	$999.90	$8.97	(1)
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.23	$9.05	(1)
Class IS(3)
Actual (0.07% return)	$1,000.00	$1,000.70	$2.31	(2)
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.32	$2.33	(2)

  (1)  Expenses are equal to the Fund's annualized expense ratios of 0.98%, 1.68%, 1.28%, 0.68% and 1.78% for Class A, Class B, Class L, Class I and Class C shares, respectively, multiplied by the average account value over the period and multiplied by 184/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 1.32%, 3.11%, 1.68%, 1.08% and 2.09% for Class A, Class B, Class L, Class I and Class C shares, respectively.

  (2)  Expenses are equal to the Fund's annualized expense ratio of 0.62% for Class IS shares, multiplied by the average account value over the period and multiplied by 136/365 (to reflect the actual days accrued in the period). If the Fund had borne all of its expenses, the annualized expense ratio would have been 13.46% for Class IS shares.

  (3)  The Fund commenced offering of Class IS shares on June 15, 2018.

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  October 31, 2018

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Agency Fixed Rate Mortgages (23.9%)
	Federal Home Loan Mortgage Corporation,
	Conventional Pools:
$3		10.00%	01/01/19 - 12/01/20	$3,877
	Gold Pools:
721		3.50	01/01/44 - 06/01/45	706,986
1,354		4.00	12/01/41 - 10/01/45	1,360,503
989		4.50	03/01/41 - 09/01/41	1,022,834
129		5.00	12/01/40 - 05/01/41	136,143
20		5.50	07/01/37	20,927
27		6.00	12/01/37 - 03/01/38	28,558
17		6.50	06/01/29 - 09/01/33	18,363
63		7.50	05/01/35	71,247
31		8.00	08/01/32	36,039
47		8.50	08/01/31	54,570
1		10.00	10/01/21	962
	November TBA:
1,500	(a)	4.00	11/01/48	1,500,309
	Federal National Mortgage Association,
	Conventional Pools:
3,544		3.50	09/01/42 - 01/01/48	3,455,211
1,593		4.00	04/01/45 - 09/01/45	1,598,952
808		4.50	08/01/40 - 11/01/48	820,470
226		5.00	11/01/40 - 07/01/41	238,988
14		5.50	08/01/37	14,840
499		6.50	02/01/28 - 12/01/33	545,152
15		7.00	07/01/23 - 06/01/32	15,797
78		7.50	08/01/37	89,420
79		8.00	04/01/33	91,306
79		8.50	10/01/32	93,926
72		9.50	04/01/30	80,301
	November TBA:
3,010	(a)	3.50	11/01/48	2,929,973
8,000	(a)	4.00	11/01/48	8,000,312
3,940	(a)	4.50	11/01/48	4,034,475
2,050	(a)	5.00	11/01/48	2,139,191

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  October 31, 2018 continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Government National Mortgage Association,
	Various Pools:
$645		3.50%		10/20/44 - 05/20/45	$636,114
437		4.00		07/15/44	443,297
774		5.00		05/20/41 - 07/20/48	810,959
(d)		11.00		04/15/21	155
	Total Agency Fixed Rate Mortgages (Cost $31,666,005)				31,000,157
	Asset-Backed Securities (33.7%)
300	American Credit Acceptance Receivables Trust (b)	5.02		12/10/24	300,167
500	American Homes 4 Rent (b)	5.885		04/17/52	523,814
415	American Homes 4 Rent Trust (b)	6.231		10/17/36	446,298
	Amortizing Residential Collateral Trust
296	1 Month USD LIBOR + 0.64%	2.856	(c)	10/25/31	290,121
293	1 Month USD LIBOR + 0.76%	3.041	(c)	10/25/32	290,768
227	AMSR Trust, 1 Month USD LIBOR + 3.15% (b)	5.44	(c)	11/17/33	227,724
	Argent Securities, Inc. Asset-Backed Pass-Through
	Certificates
600	1 Month USD LIBOR + 5.625%	3.75	(c)	12/25/33	579,238
282	1 Month USD LIBOR + 1.875%	4.156	(c)	04/25/34	289,871
618	Asset-Backed Pass-Through Certificates, 1 Month USD LIBOR + 0.825%	3.106	(c)	04/25/34	603,100
	Avant Loans Funding Trust
200	(b)	4.79		05/15/24	199,632
258	(b)	6.05		05/15/24	261,546
438	(b)	8.83		08/15/22	444,788
160	(b)	10.60		04/15/22	162,677
133	Bayview Opportunity Master Fund Trust (b)	3.82		04/28/33	133,145
	Bear Stearns Asset-Backed Securities Trust
105	1 Month USD LIBOR + 0.32%	2.601	(c)	01/25/47	105,385
202	1 Month USD LIBOR + 1.30%	3.587	(c)	10/27/32	199,522
190	1 Month USD LIBOR + 1.95%	4.231	(c)	12/25/42	194,536
155	CAM Mortgage Trust (b)	3.96		12/01/65	156,441
183	Castle Aircraft SecuritizationTrust (b)	4.703		12/15/40	184,180
237	Cendant Mortgage Corp. (b)	6.00	(c)	07/25/43	241,526
363	CIM Small Business Loan Trust, 1 Month USD LIBOR + 1.40% (b)	3.68	(c)	03/20/43	363,596
800	Citicorp Residential Mortgage Trust	5.378		03/25/37	836,111

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  October 31, 2018 continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$250	Colony American Homes, 1 Month USD LIBOR + 3.65% (b)	5.937	(c)%	07/17/32	$250,439
350	Conn's Receivables Funding LLC (b)	5.95		11/15/22	354,571
103	Countrywide Asset-Backed Certificates, 1 Month USD LIBOR + 0.62% (b)	2.901	(c)	06/25/33	102,008
	Credit-Based Asset Servicing & Securitization LLC
287	1 Month USD LIBOR + 1.60% (b)	3.881	(c)	09/25/35	290,003
106	1 Month USD LIBOR + 3.075%	5.356	(c)	08/25/30	106,908
240	(b)	6.75		05/25/36	257,147
449	CWABS Asset-Backed Certificates Trust, 1 Month USD LIBOR + 0.24%	2.521	(c)	10/25/46	427,268
416	CWABS, Inc. Asset-Backed Certificates	5.171		02/25/34	427,778
	DT Auto Owner Trust
250	(b)	5.42		03/17/25	251,262
250	(b)	6.03		01/15/24	258,282
218	EMC Mortgage Loan Trust, 1 Month USD LIBOR + 1.00% (b)	3.281	(c)	11/25/30	218,938
	Exeter Automobile Receivables Trust
400	(b)	4.64		10/15/24	395,342
200	(b)	5.38		07/15/25	200,165
150	(b)	5.43		08/15/24	150,720
200	(b)	6.40		07/17/23	206,473
	Finance of America Structured Securities Trust
700	(b)	4.477	(c)	11/25/27	693,749
2,660	(b)	6.00	(c)	11/25/27 - 09/25/28	2,567,937
430	Financial Asset Securities Corp. AAA Trust, 1 Month USD LIBOR + 0.41% (b)	2.705	(c)	02/27/35	410,687
364	FREED ABS TRUST (b)	4.61		10/20/25	363,978
960	Fremont Home Loan Trust, 1 Month USD LIBOR + 1.275%	3.556	(c)	02/25/33	955,893
	GLS Auto Receivables Trust
350	(b)	5.02		01/15/25	348,195
450	(b)	5.34		08/15/25	449,972
	Home Partners of America Trust,
400	1 Month USD LIBOR + 2.35% (b)	4.64	(c)	07/17/37	402,011
550	1 Month USD LIBOR + 4.70% (b)	6.99	(c)	10/17/33	553,979
	Invitation Homes Trust
300	1 Month USD LIBOR + 1.65% (b)	3.94	(c)	07/17/37	301,794
500	1 Month USD LIBOR + 2.00% (b)	4.28	(c)	06/17/37	503,818

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  October 31, 2018 continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$400	1 Month USD LIBOR + 2.00% (b)	4.29	(c)%	03/17/37	$401,828
	500	1 Month USD LIBOR + 2.25% (b)	4.54	(c)	12/17/36	505,017
	400	1 Month USD LIBOR + 3.00% (b)	5.29	(c)	12/17/36	405,626
	356	Labrador Aviation Finance Ltd. (b)	4.30		01/15/42	356,023
		Lehman ABS Manufactured Housing Contract Trust
	30		3.70		04/15/40	29,887
	500		6.63	(c)	04/15/40	530,191
GBP	300	Marketplace Originated Consumer Assets PLC, 1 Month GBP LIBOR + 7.00% (United Kingdom)	7.724	(c)	10/20/24	393,118
	$185	MASTR Asset Securitization Trust, 1 Month USD LIBOR + 1.50%	3.781	(c)	05/25/33	186,188
	250	MASTR Asset-Backed Securities Trust, 1 Month USD LIBOR + 2.475%	4.756	(c)	09/25/34	249,091
	367	MERIT Securities Corp.	7.939	(c)	12/28/33	385,314
	455	METAL LLC (Cayman Islands) (b)	4.581		10/15/42	453,365
	384	MFA LLC (b)	3.875		05/25/48	383,475
	305	Mid-State Capital Corp. Trust	7.758		01/15/40	348,509
	329	Morgan Stanley ABS Capital I, Inc. Trust (See Note 9), 1 Month USD LIBOR + 0.68%	2.961	(c)	08/25/34	324,893
	250	Morgan Stanley Dean Witter Capital I, Inc. Trust (See Note 9), 1 Month USD LIBOR + 1.275%	3.556	(c)	02/25/32	250,642
		Nationstar HECM Loan Trust
	850	(b)	3.967	(c)	09/25/27	850,531
	2,050	(b)	6.00	(c)	02/25/28 - 07/25/28	1,988,090
		New Century Home Equity Loan Trust
	182	1 Month USD LIBOR + 0.80%	3.081	(c)	11/25/33	163,765
	145	1 Month USD LIBOR + 1.35%	3.631	(c)	03/25/33	146,273
	440	New Residential Mortgage LLC (b)	4.89		05/25/23	438,086
		NewDay Funding, PLC,
GBP	250	1 Month GBP LIBOR + 2.10% (United Kingdom) (b)	2.821	(c)	08/15/26	320,725
	400	1 Month GBP LIBOR + 2.40% (United Kingdom) (a)(b)(e)	0.00	(c)	12/15/26	511,536
	200	Newday Partnership Funding PLC, 1 Month GBP LIBOR + 2.10% (United Kingdom)	2.821	(c)	12/15/27	257,566
	$200	NovaStar Mortgage Funding Trust, 1 Month USD LIBOR + 1.575%	3.856	(c)	12/25/34	201,673
	500	NRZ Advance Receivables Trust Advance Receivables Backed (b)	2.833		10/16/51	487,144

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  October 31, 2018 continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		NRZ Excess Spread-Collateralized Notes
	$245	(b)	4.374%		01/25/23	$242,651
	419	(b)	4.593		02/25/23	415,785
	354	Oak Hill Advisors Residential Loan Trust (b)	3.00		07/25/57	348,007
		Oakwood Mortgage Investors, Inc.
	849		7.405	(c)	06/15/31	279,874
	143		7.72		04/15/30	150,582
	301		7.84	(c)	11/15/29	317,569
		Ocwen Master Advance Receivables Trust
	516	(b)	3.892		08/15/49	515,863
	112	(b)	4.188		08/15/50	111,841
	200	(b)	4.236		08/15/49	199,778
	150	(b)	4.532		08/15/50	149,565
	300	OnDeck Asset Securitization Trust LLC (b)	4.02		04/18/22	297,955
		PNMAC GMSR Issuer Trust,
	500	1 Month USD LIBOR + 2.35% (b)	4.631	(c)	04/25/23	502,500
	300	1 Month USD LIBOR + 2.85% (b)	5.131	(c)	02/25/23	303,564
	247	Pretium Mortgage Credit Partners I LLC (b)	3.70		03/27/33	245,312
	500	Progress Residential Trust (b)	5.069		06/12/32	503,785
	308	Prosper Marketplace Issuance Trust (b)	5.50		10/15/24	304,613
	151	PRPM LLC (b)	4.25		01/25/22	151,501
	370	RCO V Mortgage LLC (b)	4.00		05/25/23	369,536
	250	Renaissance Home Equity Loan Trust	5.451		05/25/35	266,996
	235	RMAT LP (b)	4.09		05/25/48	233,835
	281	S-Jets Ltd. (Bermuda) (b)	3.967		08/15/42	278,838
		Shenton Aircraft Investment I Ltd.
	469	(b)	4.75		10/15/42	472,575
	352	(b)	5.75		10/15/42	346,171
		Skopos Auto Receivables Trust
	300	(b)	3.93		05/16/22	298,633
	490	(b)	4.77		04/17/23	486,151
	500	(b)	8.36		08/15/21	508,188
		Small Business Origination Loan Trust
GBP	281	1 Month GBP LIBOR + 2.00%	2.721	(c)	12/15/26	359,359
		CLO
	145	1 Month GBP LIBOR + 6.50%	7.221	(c)	12/15/24	186,531
	$226	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes 2018-T1 (b)	4.50		10/17/50	225,968
	350	Stanwich Mortgage Loan Co., LLC (a)(b)	3.721		08/16/46	352,221

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  October 31, 2018 continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Stanwich Mortgage Loan Trust
$359	(b)	4.016%		05/16/23	$357,879
300	(b)	4.50		10/18/23	300,000
300	United Auto Credit Securitization Trust (b)	4.26		05/10/23	300,412
	Upstart Securitization Trust
400	(b)	3.887		08/20/25	398,478
250	(b)	4.445		12/22/25	250,260
500	(b)	5.59		03/20/25	504,456
199	Vantage Data Centers Issuer LLC (b)	4.072		02/16/43	198,287
	Veros Automobile Receivables Trust
400	(b)	3.98		04/17/23	394,166
500	(b)	4.65		02/15/24	499,884
300	VOLT LXIX LLC (b)	4.213		08/25/48	300,240
455	VOLT LXV LLC (b)	3.75		04/25/48	453,745
401	VOLT LXVI (b)	4.336		05/25/48	399,954
372	WAVE Trust (b)	3.844		11/15/42	365,002
500	Westlake Automobile Receivables Trust (b)	5.89		07/15/22	502,965
	Total Asset-Backed Securities (Cost $43,739,325)				43,703,534
	Collateralized Mortgage Obligations - Agency Collateral Series (2.2%)
	Federal Home Loan Mortgage Corporation,
	IO
6,343		0.661	(c)	10/25/20	65,006
2,296		1.329	(c)	11/25/19	22,430
	IO REMIC
965		1.438	(c)	08/15/42	48,259
676		1.496	(c)	04/15/39	31,314
587		1.51	(c)	10/15/39	26,574
321		1.529	(c)	10/15/41	15,552
2,016		1.596	(c)	09/15/41	129,617
1,314		1.646	(c)	10/15/40	63,848
1,312	6.00% - 1 Month USD LIBOR	3.721	(c)	11/15/43 - 06/15/44	159,593
235	6.05% - 1 Month USD LIBOR	3.771	(c)	04/15/39	14,707
249		4.00		04/15/39	27,926
121		5.00		08/15/41	19,560
	IO STRIPS
3,109		1.483	(c)	10/15/37	130,373
115		7.00		06/15/30	26,314
139		7.50		12/15/29	39,475

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  October 31, 2018 continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	REMIC
$197	12.00% - 2.67 x 1 Month USD LIBOR	5.984	(f) %	12/15/43	$154,757
	Federal National Mortgage Association,
	IO
1,422	6.39% - 1 Month USD LIBOR	4.109	(c)	09/25/20	58,306
	IO REMIC
1,319		1.241	(c)	03/25/44	59,638
3,431		1.433	(c)	03/25/46	150,908
1,818		1.451	(c)	05/15/38	94,722
1,166		1.697	(c)	10/25/39	47,794
895	5.65% - 1 Month USD LIBOR	3.369	(c)	11/25/41	74,539
855		3.50		02/25/39	57,350
1,061	6.05% - 1 Month USD LIBOR	3.769	(c)	06/25/42	135,318
529	6.55% - 1 Month USD LIBOR	4.269	(c)	08/25/41	69,531
	IO STRIPS
41		7.00		11/25/27	8,242
107		8.00		05/25/30 - 06/25/30	26,658
55		8.50		10/25/24	9,107
	REMIC
68	1 Month USD LIBOR + 1.20%	3.481	(c)	12/25/23	69,708
49		5.945	(c)	04/25/39	46,549
	Government National Mortgage Association,
	IO
2,778		0.798	(c)	08/20/58	59,243
1,734		3.50		06/20/41 - 10/16/42	320,058
701	6.00% - 1 Month USD LIBOR	3.72	(c)	08/20/42	101,545
890	6.10% - 1 Month USD LIBOR	3.82	(c)	04/20/41 - 08/20/42	120,564
771	6.14% - 1 Month USD LIBOR	3.86	(c)	12/20/43	117,346
617	6.30% - 1 Month USD LIBOR	4.02	(c)	09/20/43	64,209
417	6.55% - 1 Month USD LIBOR	4.27	(c)	08/16/34	46,987
391		4.50		05/20/40	58,432
92		5.00		05/20/39 - 02/16/41	20,969
	IO PAC
261	6.05% - 1 Month USD LIBOR	3.77	(c)	01/20/40	5,605
883	6.15% - 1 Month USD LIBOR	3.87	(c)	10/20/41	57,784
106		5.00		10/20/40	14,553
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $1,707,678)				2,870,970

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  October 31, 2018 continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Commercial Mortgage-Backed Securities (5.5%)
	$185	BAMLL Commercial Mortgage Securities Trust, 1 Month USD LIBOR + 5.50% (b)	4.098	(c)%	12/15/31	$180,972
	133	Banc of America Commercial Mortgage Trust	3.167		09/15/48	110,282
	350	BBCMS Trust (b)	4.284	(c)	09/10/28	336,657
	150	BHMS, 1 Month USD LIBOR + 1.25% (Bahamas) (b)	3.53	(c)	07/15/35	150,234
		Citigroup Commercial Mortgage Trust
	220		4.57	(c)	09/10/58	214,998
		IO
	2,244		0.945	(c)	09/10/58	106,643
		COMM Mortgage Trust
	650	1 Month USD LIBOR + 2.25% (b)	4.527	(c)	02/13/32	653,867
	100	(b)	4.732	(c)	07/15/47	92,103
	389	(b)	4.739	(c)	11/10/46	352,789
		IO
	1,561		0.961	(c)	10/10/47	44,490
	200	Commercial Mortgage Lease-Backed Certificates (b)	7.954	(c)	06/20/31	221,660
		Commercial Mortgage Pass-Through Certificates
	187	(b)	4.564	(c)	02/10/47	177,425
		IO
	2,972		0.706	(c)	02/10/47	66,600
	3,981	COOF Securitization Trust II, IO (b)	2.143	(c)	08/25/41	283,501
EUR	305	DECO 2015 - HARP DAC, 3 Month EURIBOR + 2.40% (Ireland)	2.40	(c)	04/27/27	352,573
	$6,679	GS Mortgage Securities Corp. II, IO (b)	0.457	(c)	10/10/32	117,419
		GS Mortgage Securities Trust
	450		3.345		07/10/48	384,426
	370	(b)	4.759	(c)	08/10/46	348,746
		IO
	1,978		0.809	(c)	09/10/47	65,705
	1,641		1.069	(c)	04/10/47	66,286
		JP Morgan Chase Commercial Mortgage Securities Trust
	103		5.464	(c)	01/15/49	103,412
	400	1 Month USD LIBOR + 3.25% (b)	5.53	(c)	11/15/31	401,367
	250	1 Month USD LIBOR + 3.75% (b)	6.03	(c)	11/15/31	250,889
		IO
1,856			0.801	(c)	12/15/49	72,565
		JPMBB Commercial Mortgage Securities Trust
	267	(b)	4.663	(c)	04/15/47	238,470
		IO
	3,844		0.799	(c)	01/15/47	127,395

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  October 31, 2018 continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	KGS-Alpha SBA COOF Trust,
	IO
$2,241	(b)	2.759	(c)%	07/25/41	$255,209
1,798	(b)	3.043	(c)	04/25/40	115,888
243	RETL, 1 Month USD LIBOR + 1.10% (b)	3.38	(c)	03/15/33	242,986
111	TRU Trust, 1 Month USD LIBOR + 2.25% (b)	4.53	(c)	11/15/30	111,207
3,990	UBS Commercial Mortgage Trust, IO	0.901	(c)	03/15/51	270,649
255	Wachovia Bank Commercial Mortgage Trust Series	5.413	(c)	12/15/43	256,155
306	Wells Fargo Commercial Mortgage Trust (b)	3.153		09/15/57	241,000
150	WFRBS Commercial Mortgage Trust (b)	4.133	(c)	05/15/45	140,653
	Total Commercial Mortgage-Backed Securities (Cost $6,951,209)				7,155,221
	Corporate Bond (0.2%)
	Finance
350	DP Facilities Data Center Subordinated Pass-Through Trust (b) (Cost $224,006)	0.00	(c)	11/10/28	222,775
	Mortgages - Other (27.5%)
	Adjustable Rate Mortgage Trust
218		3.932	(c)	04/25/35	211,259
159		4.114	(c)	02/25/36	144,247
	Alternative Loan Trust
118		5.50		02/25/25 - 01/25/36	108,938
314		5.75		03/25/34	321,267
113	40.02% - 6 x 1 Month USD LIBOR	26.332	(f)	05/25/37	168,194
430	Alternative Loan Trust Resecuritization	6.25	(c)	08/25/37	350,954
	American Home Mortgage Investment Trust
262	(b)	6.60		01/25/37	116,404
	IO
1,130		2.078		05/25/47	152,013
120	Banc of America Funding Trust	5.25		07/25/37	117,363
	Banc of America Mortgage Trust
1		5.25		11/25/19	1,291
184		5.50		04/25/35	186,453
9	BCAP LLC Trust (b)	4.107	(c)	12/26/37	8,855
797	Bear Stearns Asset-Backed Securities I Trust, 25.636% - 3.29 x 1 Month USD LIBOR	18.14	(f)	03/25/36	591,739

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  October 31, 2018 continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$6,872	Bear Stearns Mortgage Funding Trust, IO	0.50%		01/25/37	$210,774
	439	Cascade Funding Mortgage Trust (b)	4.58		06/25/48	438,836
	300	CHL GMSR Issuer Trust, 1 Month USD LIBOR + 2.75% (b)	5.031	(c)	05/25/23	302,740
		CHL Mortgage Pass-Through Trust
	257		6.25		11/25/32	258,754
	216		3.666	(c)	05/20/34	217,586
	407		4.559	(c)	10/25/33	410,860
	410		5.50		10/25/34	407,958
	114	CHL Mortgage Pass-Through Trust Resecuritization	6.00		12/25/36	105,158
	166	Citigroup Mortgage Loan Trust (b)	6.50		10/25/36	123,578
GBP	192	Clavis Securities PLC, 3 Month GBP LIBOR + 0.45% (United Kingdom)	1.247	(c)	12/15/40	214,743
	$463	Credit Suisse First Boston Mortgage Securities Corp., 1 Month USD LIBOR + 3.30%	5.581	(c)	02/25/32	423,450
		CSFB Mortgage-Backed Pass-Through Certificates
	440	1 Month USD LIBOR + 0.72%	3.001	(c)	05/25/34	435,415
	453		4.025	(c)	05/25/34	461,271
	514		6.50		11/25/35	216,826
EUR	500	E-Mac de, 3 Month EURIBOR + 0.21% (Germany)	3.431	(c)	05/25/57	535,847
	461	EMF-NL Prime, 3 Month EURIBOR + 0.80% (Netherlands)	0.482	(c)	04/17/41	498,939
	322	Eurohome Mortgages PLC, 3 Month EURIBOR + 0.21% (Germany)	0.00	(c)	08/02/50	320,493
		Eurosail BV
	424	3 Month EURIBOR + 1.50%	1.182	(c)	10/17/40	485,476
	500	3 Month EURIBOR + 1.80%	1.482	(c)	10/17/40	560,538
	300	3 Month EURIBOR + 2.20%	1.882	(c)	10/17/40	322,848
GBP	452	Eurosail PLC, 3 Month GBP LIBOR + 0.95% (United Kingdom)	1.75	(c)	06/13/45	568,982
	157	Farringdon Mortgages No. 2 PLC, 3 Month GBP LIBOR + 1.50% (United Kingdom)	2.313	(c)	07/15/47	197,155
		Federal Home Loan Mortgage Corporation
	986		3.00		09/25/45 - 05/25/47	937,060
	861		3.50		05/25/45 - 05/25/47	831,415
EUR	456	Fondo de Titulizacion de Activos UCI 17, 3 Month EURIBOR + 0.16% (Spain)	0.00	(c)	12/17/49	474,572
	$285	Galton Funding Mortgage Trust (b)	4.00	(c)	11/25/57	283,258
EUR	426	GC Pastor Hipotecario 5 FTA, 3 Month EURIBOR + 0.17% (Spain)	0.00	(c)	06/21/46	429,017

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  October 31, 2018 continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$71	GreenPoint Mortgage Funding Trust, 1 Month USD LIBOR + 0.16%	2.441	(c)%	02/25/37	$70,811
EUR	775	Grifonas Finance PLC, 6 Month EURIBOR + 0.28% (Greece)	0.014	(c)	08/28/39	802,402
	$286	GSAA Trust	6.00		04/01/34	303,516
		GSR Mortgage Loan Trust
	61	1 Month USD LIBOR + 0.25%	2.531	(c)	03/25/35	42,049
	743		3.988	(c)	12/25/34	733,597
	9		5.50		11/25/35	8,522
	245		6.00		09/25/35	258,668
		HarborView Mortgage Loan Trust
	144	1 Month USD LIBOR + 0.19%	2.472	(c)	01/19/38	140,312
	274		4.083	(c)	05/19/33	277,667
EUR	106	Hipocat 11 FTA, 3 Month EURIBOR + 0.13% (Spain)	0.00	(c)	01/15/50	112,408
	951	IM Pastor 3 FTH, 3 Month EURIBOR + 0.14% (Spain)	0.00	(c)	03/22/43	961,147
	240	IM Pastor 4 FTA, 3 Month EURIBOR + 0.14% (Spain)	0.00	(c)	03/22/44	249,366
	$212	Impac CMB Trust, 1 Month USD LIBOR + 0.795%	3.076	(c)	10/25/34	202,427
	202	JP Morgan Mortgage Trust (b)	3.493	(c)	07/27/37	197,602
EUR	260	Landmark Mortgage Securities No. 1 PLC, 3 Month EURIBOR + 0.60% (United Kingdom)	0.281	(c)	06/17/38	276,037
	250	Lansdowne Mortgage Securities No. 1 PLC, 3 Month EURIBOR + 0.30% (Ireland)	0.00	(c)	06/15/45	270,201
	299	Lansdowne Mortgage Securities No. 2 PLC, 3 Month EURIBOR + 0.34% (Ireland)	0.021	(c)	09/16/48	310,653
	$67	Lehman Mortgage Trust	5.50		11/25/35	63,667
EUR	368	Ludgate Funding PLC, 3 Month EURIBOR + 0.42% (United Kingdom)	0.101	(c)	12/01/60	371,696
		Magnolia Finance XI DAC
	445	3 Month EURIBOR + 2.75% (b)	2.75	(c)	04/20/20	502,463
		IO
	445	(b)	0.25		04/20/20	1,007
		Mansard Mortgages PLC
GBP	233	3 Month GBP LIBOR + 0.30%	1.113	(c)	04/15/49	279,326
	196	3 Month GBP LIBOR + 0.60%	1.413	(c)	10/15/48	237,483
	$85	MASTR Adjustable Rate Mortgages Trust	4.568	(c)	02/25/36	82,608

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  October 31, 2018 continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		MASTR Alternative Loan Trust
	$177		5.00%		05/25/18	$179,506
	183		6.00		05/25/33	188,875
	163	MASTR Reperforming Loan Trust (b)	7.50		05/25/35	166,422
	503	MERIT Securities Corp., 1 Month USD LIBOR + 2.25% (b)	4.545	(c)	09/28/32	447,488
		Merrill Lynch Mortgage Investors Trust
	36	6 Month USD LIBOR + 0.50%	3.092	(c)	04/25/29	35,453
	213		4.001	(c)	02/25/34	219,023
	135		4.343	(c)	01/25/37	137,243
	153		4.402	(c)	08/25/33	158,727
GBP	300	Moorgate Funding Ltd., 1 Month GBP LIBOR + 1.10% (United Kingdom) (a)	1.821	(c)	10/15/50	383,551
	$219	Morgan Stanley Dean Witter Capital I, Inc. Trust (See Note 9)	3.753	(c)	03/25/33	216,331
	100	Morgan Stanley Mortgage Loan Trust (See Note 9)	3.997	(c)	02/25/34	102,630
	316	National City Mortgage Capital Trust	6.00		03/25/38	326,272
GBP	271	Newgate Funding PLC, 3 Month GBP LIBOR + 3.00% (United Kingdom)	3.797	(c)	12/15/50	343,527
EUR	298	Paragon Mortgages No. 14 PLC, 3 Month EURIBOR + 0.36% (United Kingdom)	0.041	(c)	09/15/39	305,035
GBP	63	Paragon Mortgages No. 9 PLC, 3 Month GBP LIBOR + 1.04% (United Kingdom)	1.842	(c)	05/15/41	78,957
EUR	203	Provide Blue PLC, 3 Month EURIBOR + 2.25% (Germany)	1.932	(c)	01/07/27	234,775
		RALI Trust
	$59		5.50		04/25/22	59,771
	735		6.00		05/25/36 - 11/25/36	673,424
	205	RBSSP Resecuritization Trust (b)	20.187	(c)	09/26/37	317,699
	430	RCO Trust (b)	3.197	(c)	11/25/52	435,346
	426	Reperforming Loan REMIC Trust (b)	8.50		06/25/35	447,134
	14,791	Residential Asset Securitization Trust, IO	0.50		04/25/37	423,740
	500	RESIMAC, 1 Month USD LIBOR + 1.45% (Australia) (b)	3.737	(c)	09/11/48	504,701
EUR	607	ResLoC UK PLC, 3 Month EURIBOR + 0.45% (United Kingdom)	0.131	(c)	12/15/43	612,449
		Ripon Mortgages PLC
GBP	319	3 Month GBP LIBOR + 1.50%	2.305	(c)	08/20/56	407,290
	470	3 Month GBP LIBOR + 1.80%	2.605	(c)	08/20/56	601,022

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  October 31, 2018 continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Rochester Financing No 2 PLC,
	$300	3 Month GBP LIBOR + 2.75% (United Kingdom)	3.55	(c)%	06/20/45	$388,541
	200	3 Month GBP LIBOR + 2.25% (United Kingdom)	3.05	(c)	06/20/45	259,354
		Seasoned Credit Risk Transfer Trust
	1,614		3.00		07/25/56 - 11/25/57	1,508,147
	1,074		3.50		06/25/57 - 11/25/57	1,039,696
	200	(b)	4.00	(c)	08/25/56	177,625
	994		4.50		06/25/57	1,024,541
	171	Sequoia Mortgage Trust, 1 Month USD LIBOR + 0.78%	3.06	(c)	01/20/36	164,833
	25	Structured Adjustable Rate Mortgage Loan Trust	3.962	(c)	06/25/37	25,289
		Structured Asset Mortgage Investments II Trust
	110		2.432	(c)	04/19/35	104,507
	190	1 Month USD LIBOR + 0.46%	2.741	(c)	05/25/45	186,658
	318	Structured Asset Securities Corp. Mortgage Pass-Through Certificates	4.75		10/25/34	326,617
	684	Structured Asset Securities Corp. Reverse Mortgage Loan Trust, 1 Month USD LIBOR + 1.85% (b)	4.131	(c)	05/25/47	581,397
EUR	600	TDA 27 FTA, 3 Month EURIBOR + 0.19% (Spain)	0.00	(c)	12/28/50	571,473
GBP	300	THRONES PLC, 3 Month GBP LIBOR + 1.40% (United Kingdom)	2.20	(c)	03/18/50	383,989
	250	Trinity Square PLC, 3 Month GBP LIBOR + 3.40% (United Kingdom)	4.213	(c)	07/15/51	329,430
	200	Warwick Finance Residential Mortgages No. 2 PLC, 3 Month GBP LIBOR + 2.20% (United Kingdom)	3.004	(c)	09/21/49	256,493
	$197	Washington Mutual Mortgage Pass-Through Certificates Trust	4.321	(c)	09/25/33	202,747
	190	Wells Fargo Mortgage-Backed Securities Trust	4.466	(c)	06/25/33	193,213
		Total Mortgages - Other (Cost $34,753,561)				35,639,102
		Short-Term Investments (17.2%)
		U.S. Treasury Securities (2.2%)
		U.S. Treasury Bills
	2,000	(g)	1.842		11/08/18	1,999,303
	820	(g)(h)	2.38		03/21/19	812,899
		Total U.S. Treasury Securities (Cost $2,812,186)				2,812,202

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  October 31, 2018 continued

NUMBER OF SHARES (000)		COUPON RATE		MATURITY DATE	VALUE
	Investment Company (14.2%)
18,472	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (See Note 9) (Cost $18,472,121)				$18,472,121
PRINCIPAL AMOUNT (000)
	Certificate of Deposit (0.8%)
	International Bank
$990	Bank of Nova Scotia, 3 Month USD LIBOR + 0.16% (Canada) (Cost $990,000)	2.513	(c)%	12/21/18	990,000
	Total Short-Term Investments (Cost $22,274,307)				22,274,323
	Total Investments (Cost $141,316,091) (i)(j)			110.2%	142,866,082
	Liabilities in Excess of Other Assets			(10.2)	(13,168,858)
	Net Assets			100.0%	$129,697,224

  CLO  Collateralized Loan Obligation.

  EURIBOR  Euro Interbank Offered Rate.

  IO  Interest Only.

  LIBOR  London Interbank Offered Rate.

  PAC  Planned Amortization Class.

  REMIC  Real Estate Mortgage Investment Conduit.

  STRIPS  Separate Trading of Registered Interest and Principal of Securities.

  TBA  To Be Announced.

  (a)  Security is subject to delayed delivery.

  (b)  144A security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (c)  Floating or Variable rate securities: The rates disclosed are as of October 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

  (d)  Par is less than $500.

  (e)  When-issued security.

  (f)  Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at October 31, 2018.

  (g)  Rate shown is the yield to maturity at October 31, 2018.

  (h)  All or a portion of the security was pledged to cover margin requirements for futures contracts.

  (i)  Securities are available for collateral in connection with purchase of when-issued security, securities purchased on a forward commitment basis, open foreign currency forward exchange contracts and futures contracts.

  (j)  At October 31, 2018, the aggregate cost for federal income tax purposes is $141,098,898. The aggregate gross unrealized appreciation is $3,516,042 and the aggregate gross unrealized depreciation is $1,966,051, resulting in net unrealized appreciation of $1,549,991.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  October 31, 2018 continued

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at October 31, 2018:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Bank PLC	GBP	61,919		$80,871	12/28/18	$1,488
BNP Paribas SA	EUR	311,604		$356,564	12/28/18	1,772
Citibank NA	EUR	203,379		$236,610	12/28/18	5,043
Citibank NA	GBP	305,279		$392,709	12/28/18	1,326
Citibank NA		$21,669	EUR	18,674	12/28/18	(407)
Citibank NA		$119,170	GBP	90,444	12/28/18	(3,217)
JPMorgan Chase Bank NA		$19,333	EUR	16,870	12/28/18	(125)
JPMorgan Chase Bank NA		$2,646	GBP	2,043	12/28/18	(27)
Royal Bank of Canada	EUR	7,954,294		$9,331,660	12/28/18	274,899
Royal Bank of Canada	GBP	193,136		$251,603	12/28/18	3,993
Royal Bank of Canada		$25,375	GBP	19,186	12/28/18	(777)
UBS AG	GBP	4,481,713		$5,885,856	12/28/18	140,078
UBS AG	GBP	99,804		$127,682	12/28/18	(271)
UBS AG		$2,736	EUR	2,347	12/28/18	(64)
UBS AG		$7,049	GBP	5,336	12/28/18	(208)
						$423,503

Futures Contracts:

The Fund had the following futures contracts open at October 31, 2018:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT (000)	VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. Treasury 5 yr. Note	81	Dec-18	8,100	$9,103,008	$(86,613)
U.S. Treasury 30 yr. Bond	55	Dec-18	5,500	7,596,875	(371,250)
U.S. Treasury 10 yr. Note	59	Dec-18	5,900	6,987,812	6,094
U.S. Treasury 10 yr. Ultra Long Bond	40	Dec-18	4,000	5,004,375	(119,688)
U.S. Treasury Ultra Bond	8	Dec-18	800	1,193,750	(80,005)
Short:
U.S. Treasury 2 yr. Note	13	Dec-18	(2,600)	(2,738,531)	10,766
					$(640,696)

Currency Abbreviations:

EUR  Euro.

GBP  British Pound.

USD  United States Dollar.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements

Statement of Assets and Liabilities October 31, 2018

Assets:
Investments in securities, at value (cost $121,967,154)	$123,499,465
Investment in affiliates, at value (cost $19,348,937)	19,366,617
Total investments in securities, at value (cost $141,316,091)	142,866,082
Unrealized appreciation on open foreign currency forward exchange contracts	428,599
Receivable from Adviser	4,776
Receivable for:
Shares of beneficial interest sold	6,068,367
Investments sold	595,931
Interest and paydown	344,760
Interest and dividends from affiliates	30,253
Prepaid expenses and other assets	81,367
Total Assets	150,420,135
Liabilities:
Unrealized depreciation on open foreign currency forward exchange contracts	5,096
Payable to bank	96
Payable for:
Investments purchased	20,040,360
Shares of beneficial interest redeemed	316,776
Variation margin on open futures contracts	107,572
Trustees' fees	45,184
Transfer and sub transfer agent fees	34,521
Dividends to shareholders	24,897
Distribution fee	16,965
Administration fee	8,367
Accrued expenses and other payables	123,077
Total Liabilities	20,722,911
Net Assets	$129,697,224
Composition of Net Assets:
Paid-in-capital	$128,966,312
Total distributable earnings (loss)	730,912
Net Assets	$129,697,224
Class A Shares:
Net Assets	$60,169,576
Shares Outstanding (unlimited shares authorized, $0.01 par value)	7,175,342
Net Asset Value Per Share	$8.39
Maximum Offering Price Per Share, (net asset value plus 4.44% of net asset value)	$8.76
Class B Shares:
Net Assets	$174,138
Shares Outstanding (unlimited shares authorized, $0.01 par value)	21,234
Net Asset Value Per Share	$8.20
Class L Shares:
Net Assets	$1,150,272
Shares Outstanding (unlimited shares authorized, $0.01 par value)	138,389
Net Asset Value Per Share	$8.31
Class I Shares:
Net Assets	$63,766,669
Shares Outstanding (unlimited shares authorized, $0.01 par value)	7,735,616
Net Asset Value Per Share	$8.24
Class C Shares:
Net Assets	$4,426,699
Shares Outstanding (unlimited shares authorized, $0.01 par value)	532,046
Net Asset Value Per Share	$8.32
Class IS Shares:
Net Assets	$9,870
Shares Outstanding (unlimited shares authorized, $0.01 par value)	1,198
Net Asset Value Per Share	$8.24

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements continued

Statement of Operations For the year ended October 31, 2018

Net Investment Income: Income
Interest	$4,810,117
Interest and dividends from affiliate (Note 9)	220,922
Total Income	5,031,039
Expenses
Advisory fee (Note 4)	537,298
Distribution fee (Class A shares) (Note 5)	145,245
Distribution fee (Class B shares) (Note 5)	1,591
Distribution fee (Class L shares) (Note 5)	7,213
Distribution fee (Class C shares) (Note 5)	32,476
Professional fees	182,232
Sub transfer agent fees and expenses (Class A shares)	46,020
Sub transfer agent fees and expenses (Class B shares)	85
Sub transfer agent fees and expenses (Class L shares)	867
Sub transfer agent fees and expenses (Class I shares)	48,494
Sub transfer agent fees and expenses (Class C shares)	1,701
Administration fee (Note 4)	91,455
Registration fees	89,911
Transfer agent fees and expenses (Class A shares) (Note 6)	32,378
Transfer agent fees and expenses (Class B shares) (Note 6)	2,398
Transfer agent fees and expenses (Class L shares) (Note 6)	2,538
Transfer agent fees and expenses (Class I shares) (Note 6)	16,195
Transfer agent fees and expenses (Class C shares) (Note 6)	2,875
Transfer agent fees and expenses (Class IS shares) (Note 6)	465
Shareholder reports and notices	44,546
Custodian fees (Note 7)	40,938
Trustees' fees and expenses	6,509
Other	62,373
Total Expenses	1,395,803
Less: waiver of Advisory fees (Note 4)	(277,338)
Less: reimbursement of class specific expenses (Class A shares) (Note 4)	(37,849)
Less: reimbursement of class specific expenses (Class B shares) (Note 4)	(2,168)
Less: reimbursement of class specific expenses (Class L shares) (Note 4)	(1,673)
Less: reimbursement of class specific expenses (Class I shares) (Note 4)	(54,876)
Less: reimbursement of class specific expenses (Class C shares) (Note 4)	(658)
Less: reimbursement of class specific expenses (Class IS shares) (Note 4)	(465)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 9)	(20,311)
Net Expenses	1,000,465
Net Investment Income	4,030,574
Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments	(166,295)
Investments in affiliates (Note 9)	3,223
Futures contracts	(608,868)
Foreign currency forward exchange contracts	319,420
Foreign currency translation	12,965
Net Realized Loss	(439,555)
Change in Unrealized Appreciation (Depreciation) on:
Investments	(3,141,611)
Investments in affiliates (Note 9)	14,263
Futures contracts	(370,647)
Foreign currency forward exchange contracts	346,061
Foreign currency translation	1,120
Net Change in Unrealized Appreciation (Depreciation)	(3,150,814)
Net Loss	(3,590,369)
Net Increase	$440,205

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED OCTOBER 31, 2018		FOR THE YEAR ENDED OCTOBER 31, 2017
Increase (Decrease) in Net Assets: Operations:
Net investment income	$4,030,574		$3,714,723
Net realized gain (loss)	(439,555)		30,381
Net change in unrealized appreciation (depreciation)	(3,150,814)		907,080
Net Increase	440,205		4,652,184
Dividends and Distributions to Shareholders:
Class A shares	(1,966,873)		(1,630,026	)*
Class B shares	(5,237)		(7,123	)*
Class L shares	(45,286)		(56,892	)*
Class I shares	(1,917,051)		(1,493,145	)*
Class C shares	(84,706)		(28,363	)*
Class IS shares	(139	)(a)	—
Paid-in-Capital
Class A shares	—		(295,350)
Class B shares	—		(1,291)
Class L shares	—		(10,308)
Class I shares	—		(270,549)
Class C shares	—		(5,139)
Total Dividends and Distributions to Shareholders	(4,019,292)		(3,798,186)
Net increase from transactions in shares of beneficial interest	21,161,890		12,190,343
Net Increase	17,582,803		13,044,341
Net Assets:
Beginning of period	112,114,421		99,070,080
End of Period	$129,697,224		$112,114,421	†

(a)  For the period June 15, 2018 through October 31, 2018.

The following information was previously reported in the October 31, 2017 financial statements. The distribution information for the year ended October 31, 2017 presented on the Statements of Changes in Net Assets is presented for comparative purposes to the October 31, 2018 financial statements, which conform to the SEC Final Rule on Disclosure Update and Simplification which was effective November 5, 2018.

*  Dividends and Distributions to Shareholders for the year ended October 31, 2017 were as follows:

Class A:
Net Investment Income	$(1,630,026)
Class B:
Net Investment Income	$(7,123)
Class L:
Net Investment Income	$(56,892)
Class I:
Net Investment Income	$(1,493,145)
Class C:
Net Investment Income	$(28,363)

†  Dividends in excess of Net Investment Income for the year ended October 31, 2017 was $(148,052).

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  October 31, 2018

1. Organization and Accounting Policies

Morgan Stanley Mortgage Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund applies investment company accounting and reporting guidance. The Fund's investment objective is to seek a high level of current income. The Fund was organized as a Massachusetts business trust on November 20, 1986 and commenced operations on March 31, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class L shares, Class I shares, Class C shares and Class IS shares. The six classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, most Class B shares and most Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class L shares, Class I shares and Class IS shares are not subject to a sales charge. Additionally, Class A shares, Class B shares, Class L shares and Class C shares incur distribution expenses.

On June 15, 2018, the Fund commenced offering Class IS shares. The Fund suspended offering Class B and Class L shares to all investors (February 25, 2013 and April 30, 2015, respectively). Class B and Class L shareholders of the Fund do not have the option of purchasing additional Class B or Class L shares. However, the existing Class B and Class L shareholders may invest through reinvestment of dividends and distributions.

The following is a summary of significant accounting policies:

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt
ASU 2018-13 effective with the current reporting period as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

A. Valuation of Investments — (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  October 31, 2018 continued

other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  October 31, 2018 continued

date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. When-Issued/Delayed Delivery Securities — The Fund may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

D. Multiple Class Allocations — Investment income, realized and unrealized gain (loss) and non-class specific expenses are allocated daily based upon the proportion of net assets of each class. Class specific expenses are borne by the respective share classes and include Distribution, Transfer Agent and Sub Transfer Agent fees.

E. Foreign Currency Translation and Foreign Investments — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

— investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

— investment transactions and investment income at the prevailing rates of exchange on the dates of  such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

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Notes to Financial Statements  ■  October 31, 2018 continued

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

F. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

G. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

H. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 — unadjusted quoted prices in active markets for identical investments

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•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of October 31, 2018:

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$31,000,157	$—	$31,000,157
Asset-Backed Securities	—	43,703,534	—	43,703,534
Collateralized Mortgage Obligations — Agency Collateral Series	—	2,870,970	—	2,870,970
Commercial Mortgage-Backed Securities	—	7,155,221	—	7,155,221
Corporate Bond	—	222,775	—	222,775
Mortgages — Other	—	35,639,102	—	35,639,102
Total Fixed Income Securities	—	120,591,759	—	120,591,759
Short-Term Investments
U.S. Treasury Securities	—	2,812,202	—	2,812,202
Investment Company	18,472,121	—	—	18,472,121
Certificate of Deposit	—	990,000	—	990,000
Total Short-Term Investments	18,472,121	3,802,202	—	22,274,323

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Notes to Financial Statements  ■  October 31, 2018 continued

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Foreign Currency Forward Exchange Contracts	$—	$428,599	$—	$428,599
Futures Contracts	16,860	—	—	16,860
Total Assets	18,488,981	124,822,560	—	143,311,541
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(5,096)	—	(5,096)
Futures Contracts	(657,556)	—	—	(657,556)
Total Liabilities	(657,556)	(5,096)	—	(662,652)
Total	$17,831,425	$124,817,464	$—	$142,648,889

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3. Derivatives

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate

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Notes to Financial Statements  ■  October 31, 2018 continued

portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts — In connection with its investments in foreign securities, the Fund entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

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Notes to Financial Statements  ■  October 31, 2018 continued

Futures — A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of October 31, 2018:

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Interest Rate Risk	Variation margin on open futures contracts	$16,860	(a)	Variation margin on open futures contract	$(657,556	)(a)
Currency Risk	Unrealized appreciation on open foreign currency forward exchange contracts	428,599		Unrealized depreciation on open foreign currency forward exchange contracts	(5,096)
		$445,459			$(662,652)

(a)  Includes cumulative appreciation (depreciation) as reported in the Portfolio of Investments. Only current day's net variation margin is reported within the Statement of Assets and Liabilities.

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Notes to Financial Statements  ■  October 31, 2018 continued

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the year ended October 31, 2018 in accordance with ASC 815:

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES

PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS
Interest Rate Risk	$(608,868)	$—
Currency Risk	—	319,420
Total	$(608,868)	$319,420

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES

PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS
Interest Rate Risk	$(370,647)	$—
Currency Risk	—	346,061
Total	$(370,647)	$346,061

At October 31, 2018, the Fund's derivative assets and liabilities are as follows:

GROSS AMOUNTS OF ASSETS AND LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES

DERIVATIVES(b)	ASSETS(c)	LIABILITIES(c)
Foreign Currency Forward Exchange Contracts	$428,599	$(5,096)

(b)  Excludes exchange-traded derivatives.

(c)  Absent an event of default or early termination, over-the-counter ("OTC") derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions

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by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of October 31, 2018:

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES

COUNTERPARTY	GROSS ASSET DERIVATIVES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL RECEIVED	NET AMOUNT (NOT LESS THAN $0)
Barclays Bank PLC	$1,488	$—	$—	$1,488
BNP Paribas SA	1,772	—	—	1,772
Citibank NA	6,369	(3,624)	—	2,745
Royal Bank of Canada	278,892	(777)	—	278,115
UBS AG	140,078	(543)	—	139,535
Total	$428,599	$(4,944)	$—	$423,655

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES

COUNTERPARTY	GROSS LIABILITY DERIVATIVES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL PLEDGED	NET AMOUNT (NOT LESS THAN $0)
Citibank NA	$3,624	$(3,624)	$—	$0
JPMorgan Chase Bank NA	152	—	—	152
Royal Bank of Canada	777	(777)	—	0
UBS AG	543	(543)	—	0
Total	$5,096	$(4,944)	$—	$152

For the year ended October 31, 2018, the average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$16,959,689
Futures Contracts:
Average monthly original value	$38,754,168

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Notes to Financial Statements  ■  October 31, 2018 continued

4. Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and paid monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.47% to the portion of the daily net assets not exceeding $1 billion; 0.445% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.42% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.395% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.37% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.345% to the portion of the daily net assets exceeding $5 billion but not exceeding $7.5 billion; 0.32% to the portion of the daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.295% to the portion of the daily net assets exceeding $10 billion but not exceeding $12.5 billion; and 0.27% to the portion of the daily net assets exceeding $12.5 billion. For the year ended October 31, 2018, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.21% of the Fund's average daily net assets.

The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class A, 1.70% for Class B, 1.30% for Class L, 0.70% for Class I, 1.80% for Class C and 0.65% for Class IS. These fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. For the year ended October 31, 2018, $277,338 of advisory fees were waived and $97,689 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net

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assets of Class A shares; (ii) Class B — up to 0.85% of the average daily net assets of Class B shares; (iii) Class L — up to 0.50% of the average daily net assets of Class L shares; and (iv) Class C — up to 1.00% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may or may not be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $9,179,415 at October 31, 2018.

In the case of Class A shares, Class L shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 0.50% and 1.00% of the average daily net assets of Class A shares, Class L shares and Class C shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Financial Intermediaries at the time of sale may be reimbursed in the subsequent calendar year. For the year ended October 31, 2018, the distribution fee was accrued for Class A shares, Class L shares and Class C shares at the annual rate of 0.25%, 0.50%, and 1.00%, respectively.

The Distributor has informed the Fund that for the year ended October 31, 2018, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares and Class C shares of $1,083 and $233, respectively, and received $17,466 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

6. Dividend Disbursing and Transfer Agent

The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Fund. Effective January 1, 2018, BFDS changed its name to DST Asset Manager Solutions, Inc.

7. Custodian Fees

State Street (the "Custodian") also serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

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Notes to Financial Statements  ■  October 31, 2018 continued

8. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED OCTOBER 31, 2018		FOR THE YEAR ENDED OCTOBER 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	2,043,463	$17,408,492	1,282,637	$11,002,141
Conversion from Class B	5,927	50,493	7,564	64,134
Reinvestment of dividends	224,808	1,915,534	220,668	1,886,135
Redeemed	(1,525,353)	(12,984,487)	(1,243,282)	(10,649,082)
Net increase — Class A	748,845	6,390,032	267,587	2,303,328
CLASS B SHARES
Exchanged	4,294	35,751	1,218	10,224
Conversion to Class A	(6,060)	(50,493)	(7,728)	(64,134)
Reinvestment of dividends	628	5,236	1,017	8,414
Redeemed	(1,935)	(16,012)	(11,692)	(98,537)
Net decrease — Class B	(3,073)	(25,518)	(17,185)	(144,033)
CLASS L SHARES
Exchanged	44	370	7,802	65,228
Reinvestment of dividends	5,281	44,661	7,928	67,132
Redeemed	(89,100)	(754,196)	(51,503)	(431,518)
Net decrease — Class L	(83,775)	(709,165)	(35,773)	(299,158)
CLASS I SHARES
Sold	5,688,313	47,578,054	3,330,873	28,007,913
Reinvestment of dividends	209,474	1,753,842	183,518	1,542,435
Redeemed	(4,287,500)	(35,982,967)	(2,475,746)	(20,780,339)
Net increase — Class I	1,610,287	13,348,929	1,038,645	8,770,009
CLASS C SHARES
Sold	278,081	2,344,540	189,075	1,616,914
Reinvestment of dividends	9,889	83,502	3,874	32,919
Redeemed	(33,225)	(280,430)	(10,488)	(89,636)
Net increase — Class C	254,745	2,147,612	182,461	1,560,197
CLASS IS SHARES
Sold	1,198 (a)	10,000 (a)	—	—
Net increase in Fund	2,528,227	$21,161,890	1,435,735	$12,190,343

(a)  For the period June 15, 2018 through October 31, 2018.

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Notes to Financial Statements  ■  October 31, 2018 continued

9. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the year ended October 31, 2018, aggregated $431,440,716 and $416,519,480, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $371,829,322 and $367,399,288, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the year ended October 31, 2018, advisory fees paid were reduced by $20,311 relating to the Fund's investment in the Liquidity Funds.

The Fund had transactions with Morgan Stanley and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under Section 17 the Act.

A summary of the Fund's transactions in shares of the affiliated investments during the year ended October 31, 2018 is as follows:

AFFILIATED INVESTMENT COMPANY	VALUE OCTOBER 31, 2017	PURCHASES AT COST	PROCEEDS FROM SALES/ PAYDOWNS	INTEREST/ DIVIDEND INCOME	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION	VALUE OCTOBER 31, 2018
Liquidity Funds	$12,580,467	$94,663,793	$88,772,139	$198,231	$—	$—	$18,472,121
Morgan Stanley Dean Witter Capital I, Inc. Trust	584,555	—	133,010	16,450	3,232	12,196	466,973
Morgan Stanley ABS Capital I, Inc. Trust	—	323,230	—	5,511	—	1,663	324,893
Morgan Stanley Mortgage Loan Trust	—	102,638	403	730	(9)	404	102,630

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for

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Notes to Financial Statements  ■  October 31, 2018 continued

the year ended October 31, 2018, included in "Trustees' fees and expenses" in the Statement of Operations amounted to $431. At October 31, 2018, the Fund had an accrued pension liability of $45,184, which is reflected as "Trustees' fees" in the Statement of Assets and Liabilities.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the year ended October 31, 2018, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

10. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended October 31, 2018 remains subject to examination by taxing authorities.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  October 31, 2018 continued

The tax character of distributions paid may differ from the character of distributions shown for U.S. GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2018 and 2017 was as follows:

2018 DISTRIBUTIONS PAID FROM:	2017 DISTRIBUTIONS PAID FROM:
ORDINARY INCOME	ORDINARY INCOME	PAID-IN- CAPITAL
$4,019,292	$3,215,549	$582,637

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to gains/losses on paydowns, and foreign currency, resulted in the following reclassifications among the Fund's components of net assets at October 31, 2018:

TOTAL DISTRIBUTABLE EARNINGS (LOSS)	PAID-IN-CAPITAL
$(1,901)	$1,901

At October 31, 2018, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$864,626	$—

At October 31, 2018, the Fund had available for federal income tax purposes unused short-term capital losses of $1,267,522 and long-term capital losses of $343,394 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  October 31, 2018 continued

11. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may invest in mortgage securities, including securities issued by the Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities held by the Fund are not backed by sub-prime mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

The Federal Housing Finance Agency ("FHFA") serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

12. Credit Facility

The Fund and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the year ended October 31, 2018, the Fund did not have any borrowings under the Facility.

13. Other

At October 31, 2018, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 34.1%.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  October 31, 2018 continued

14. Accounting Pronouncement

In March 2017, FASB issued an Accounting Standard Update, ASU 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities ("ASU 2017-08") which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be accreted to maturity. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

Morgan Stanley Mortgage Securities Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED OCTOBER 31,
	2018		2017		2016(1)		2015		2014
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.65		$8.58		$8.46		$8.69		$8.80
Income (loss) from investment operations:
Net investment income	0.29		0.29		0.33		0.31		0.25
Net realized and unrealized gain (loss)	(0.26)		0.09		0.21		(0.06)		0.25
Total income from investment operations	0.03		0.38		0.54		0.25		0.50
Less distributions from:
Net investment income	(0.29)		(0.27)		(0.42)		(0.48)		(0.61)
Paid-in-capital	—		(0.04)		—		—		—
Total distributions	(0.29)		(0.31)		(0.42)		(0.48)		(0.61)
Net asset value, end of period	$8.39		$8.65		$8.58		$8.46		$8.69
Total Return(2)	0.32%		4.55%		6.70	%(3)	2.83%		5.80%
Ratios to Average Net Assets:
Net expenses	0.98	%(4)(5)	0.99	%(4)(5)	0.99	%(4)(5)	0.99	%(4)(5)	0.99	%(4)(5)
Net investment income	3.39	%(4)(5)	3.54	%(4)(5)	3.58	%(4)(5)	2.44	%(4)(5)	2.78	%(4)(5)
Rebate from Morgan Stanley affiliate	0.02%		0.01%		0.01%		0.01%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$60,170		$55,572		$52,840		$54,369		$57,325
Portfolio turnover rate	370%		284%		253%		299%		135%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The annualized expense and net investment income ratios would be unchanged as the reimbursement of Custodian fees was offset against current period expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(3)  Performance was positively impacted by approximately 1.24% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class A shares would have been approximately 5.46%.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2018	1.31%	3.06%
October 31, 2017	1.34	3.19
October 31, 2016	1.30	3.27
October 31, 2015	1.56	1.87
October 31, 2014	1.35	2.42

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2018		2017		2016(1)		2015		2014
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.46		$8.39		$8.27		$8.51		$8.62
Income (loss) from investment operations:
Net investment income	0.23		0.23		0.27		0.25		0.19
Net realized and unrealized gain (loss)	(0.26)		0.10		0.21		(0.06)		0.25
Total income (loss) from investment operations	(0.03)		0.33		0.48		0.19		0.44
Less distributions from:
Net investment income	(0.23)		(0.22)		(0.36)		(0.43)		(0.55)
Paid-in-capital	—		(0.04)		—		—		—
Total distributions	(0.23)		(0.26)		(0.36)		(0.43)		(0.55)
Net asset value, end of period	$8.20		$8.46		$8.39		$8.27		$8.51
Total Return(2)	(0.34)%		3.98%		6.01	%(3)	2.19%		5.23%
Ratios to Average Net Assets:
Net expenses	1.68	%(4)(5)	1.69	%(4)(5)	1.69	%(4)(5)	1.69	%(4)(5)	1.69	%(4)(5)
Net investment income	2.80	%(4)(5)	3.01	%(4)(5)	2.99	%(4)(5)	1.91	%(4)(5)	2.08	%(4)(5)
Rebate from Morgan Stanley affiliate	0.02%		0.01%		0.01%		0.01%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$174		$206		$348		$455		$817
Portfolio turnover rate	370%		284%		253%		299%		135%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class B shares. The annualized expense and net investment income ratios would be unchanged as the reimbursement of Custodian fees was offset against current period expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(3)  Performance was positively impacted by approximately 1.14% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class B shares would have been approximately 4.87%.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2018	3.10%	1.38%
October 31, 2017	2.71	1.99
October 31, 2016	2.52	2.16
October 31, 2015	2.59	1.01
October 31, 2014	2.14	1.63

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2018		2017		2016(1)		2015		2014
Class L Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.57		$8.51		$8.38		$8.62		$8.73
Income (loss) from investment operations:
Net investment income	0.27		0.26		0.30		0.28		0.22
Net realized and unrealized gain (loss)	(0.27)		0.09		0.22		(0.06)		0.25
Total income from investment operations	0.00	(2)	0.35		0.52		0.22		0.47
Less distributions from:
Net investment income	(0.26)		(0.25)		(0.39)		(0.46)		(0.58)
Paid-in-capital	—		(0.04)		—		—		—
Total distributions	(0.26)		(0.29)		(0.39)		(0.46)		(0.58)
Net asset value, end of period	$8.31		$8.57		$8.51		$8.38		$8.62
Total Return(3)	0.03%		4.17%		6.45	%(4)	2.55%		5.55%
Ratios to Average Net Assets:
Net expenses	1.28	%(5)(6)	1.29	%(5)(6)	1.29	%(5)(6)	1.29	%(5)(6)	1.29	%(5)(6)
Net investment income	3.14	%(5)(6)	3.30	%(5)(6)	3.33	%(5)(6)	2.18	%(5)(6)	2.48	%(5)(6)
Rebate from Morgan Stanley affiliate	0.02%		0.01%		0.01%		0.01%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$1,150		$1,904		$2,194		$2,976		$3,004
Portfolio turnover rate	370%		284%		253%		299%		135%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The annualized expense and net investment income ratios would be unchanged as the reimbursement of Custodian fees was offset against current period expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Amount is less than $0.005.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Performance was positively impacted by approximately 1.25% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class L shares would have been approximately 5.20%.

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2018	1.66%	2.76%
October 31, 2017	1.65	2.94
October 31, 2016	1.58	3.04
October 31, 2015	1.79	1.68
October 31, 2014	1.59	2.18

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2018		2017		2016(1)		2015		2014
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.50		$8.43		$8.31		$8.55		$8.66
Income (loss) from investment operations:
Net investment income	0.32		0.31		0.35		0.34		0.27
Net realized and unrealized gain (loss)	(0.27)		0.10		0.21		(0.07)		0.25
Total income from investment operations	0.05		0.41		0.56		0.27		0.52
Less distributions from:
Net investment income	(0.31)		(0.30)		(0.44)		(0.51)		(0.63)
Paid-in-capital	—		(0.04)		—		—		—
Total dividends and distributions	(0.31)		(0.34)		(0.44)		(0.51)		(0.63)
Net asset value, end of period	$8.24		$8.50		$8.43		$8.31		$8.55
Total Return(2)	0.64%		4.96%		7.04	%(3)	3.19%		6.23%
Ratios to Average Net Assets:
Net expenses	0.68	%(4)(5)	0.68	%(4)(5)	0.69	%(4)(5)	0.69	%(4)(5)	0.69	%(4)(5)
Net investment income	3.75	%(4)(5)	3.89	%(4)(5)	3.95	%(4)(5)	2.31	%(4)(5)	3.08	%(4)(5)
Rebate from Morgan Stanley affiliate	0.02%		0.02%		0.01%		0.01%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$63,767		$52,054		$42,881		$36,954		$5,746
Portfolio turnover rate	370%		284%		253%		299%		135%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The annualized expense and net investment income ratios would be unchanged as the reimbursement of Custodian fees was offset against current period expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Performance was positively impacted by approximately 1.26% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 5.78%.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2018	1.05%	3.38%
October 31, 2017	1.05	3.52
October 31, 2016	1.02	3.62
October 31, 2015	1.33	1.67
October 31, 2014	1.07	2.70

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,						PERIOD FROM
							APRIL 30, 2015(2) TO
	2018		2017		2016(1)		OCTOBER 31, 2015
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.58		$8.51		$8.38		$8.59
Income (loss) from investment operations:
Net investment income	0.22		0.22		0.26		0.02
Net realized and unrealized gain (loss)	(0.26)		0.09		0.22		(0.04)
Total income (loss) from investment operations	(0.04)		0.31		0.48		(0.02)
Less distributions from:
Net investment income	(0.22)		(0.20)		(0.35)		(0.19)
Paid-in-capital	—		(0.04)		—		—
Total dividends and distributions	(0.22)		(0.24)		(0.35)		(0.19)
Net asset value, end of period	$8.32		$8.58		$8.51		$8.38
Total Return(3)	(0.47)%		3.73%		5.91	%(4)	(0.24	)%(7)
Ratios to Average Net Assets:
Net expenses	1.78	%(5)(6)	1.78	%(5)(6)	1.79	%(5)(6)	1.78	%(5)(6)(8)
Net investment income (loss)	2.62	%(5)(6)	2.68	%(5)(6)	2.78	%(5)(6)	(0.26	)%(5)(6)(8)
Rebate from Morgan Stanley affiliate	0.02%		0.02%		0.01%		0.02	%(8)
Supplemental Data:
Net assets, end of period, in thousands	$4,427		$2,379		$807		$88
Portfolio turnover rate	370%		284%		253%		299%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The annualized expense and net investment income ratios would be unchanged as the reimbursement of Custodian fees was offset against current period expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(4)  Performance was positively impacted by approximately 1.24% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class C shares would have been approximately 4.67%.

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income (loss) ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
October 31, 2018	2.07%	2.33%
October 31, 2017	2.21	2.25
October 31, 2016	2.22	2.35
October 31, 2015	15.90	(14.38)

(7)  Not annualized.

(8)  Annualized.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	PERIOD FROM JUNE 15, 2018(1) TO OCTOBER 31, 2018
Class IS Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.35
Income (loss) from investment operations:
Net investment income	0.12
Net realized and unrealized (loss)	(0.12)
Total (loss) from investment operations	0.00	(2)
Less distributions from:
Net investment income	(0.11)
Net asset value, end of period	$8.24
Total Return(3)	0.07	%(6)
Ratios to Average Net Assets:
Net expenses	0.62	%(4)(5)(7)
Net investment income	3.77	%(4)(5)(7)
Rebate from Morgan Stanley affiliate	0.03	%(7)
Supplemental Data:
Net assets, end of period, in thousands	$10
Portfolio turnover rate	370%

(1)  Commencement of Offering.

(2)  Amount is less than $0.005.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment (loss) ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT (LOSS) RATIO
October 31, 2018	13.46%	(9.07)%

(6)  Not annualized.

(7)  Annualized.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Mortgage Securities Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Mortgage Securities Trust (the "Fund"), including the portfolio of investments, as of October 31, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at October 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund's internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Morgan Stanley investment companies since 2000.

Boston, Massachusetts
December 24, 2018

Morgan Stanley Mortgage Securities Trust

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2017, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and,

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where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual management fee was higher than its peer group average, its actual management fee was lower than its peer group average and its total expense ratio was higher than its peer group average. After discussion, the Board concluded that the Fund's (i) performance was competitive with its peer group average, (ii) management fee was competitive with its peer group average and (iii) total expense ratio was acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

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Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

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Privacy Notice (unaudited)

Morgan Stanley Investment Management Inc.
An Important Notice Concerning Our U.S. Privacy Policy

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1. What Personal Information Do We Collect About You?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

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•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2. When Do We Disclose Personal Information We Collect About You?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose To Other Morgan Stanley Companies. We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose To Non-affiliated Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to non-affiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3. How Do We Protect The Security And Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

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Privacy Notice (unaudited) continued

4. How Can You Limit The Sharing Of Certain Types Of Personal Information With Other Morgan Stanley Companies?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5. How Can You Limit The Use Of Certain Types Of Personal Information By Other Morgan Stanley Companies For Marketing?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6. How Can You Send Us An Opt-Out Instruction?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:
DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out

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Privacy Notice (unaudited) continued

requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7. What If An Affiliated Company Becomes A Non-Affiliated Third Party?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

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Privacy Notice (unaudited) continued

Special Notice to Residents of Vermont
The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

Special Notice to Residents of California
The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to non-affiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

Morgan Stanley Mortgage Securities Trust

Trustee and Officer Information (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Frank L. Bowman (73) c/o Perkins Coie LLP Counsel to the Independent Trustees 30 Rockefeller Plaza New York, NY 10112	Trustee	Since August 2006	President, Strategic Decisions, LLC (consulting) (since February 2009); Director or Trustee of various Morgan Stanley Funds (since August 2006); Chairperson of the Compliance and Insurance Committee (since October 2015); formerly, Chairperson of the Insurance Sub-Committee of the Compliance and Insurance Committee (2007-2015); served as President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (February 2005-November 2008); retired as Admiral, U.S. Navy after serving over 38 years on active duty including 8 years as Director of the Naval Nuclear Propulsion Program in the Department of the Navy and the U.S. Department of Energy (1996-2004); served as Chief of Naval Personnel (July 1994-September 1996) and on the Joint Staff as Director of Political Military Affairs
			(June 1992-July 1994); knighted as Honorary Knight Commander of the Most Excellent Order of the British Empire; awarded the Officier de l'Orde National du Mérite by the French Government; elected to the National Academy of Engineering (2009).	86

Director of BP p.l.c.; Director of Naval and Nuclear Technologies LLP; Director Emeritus of the Armed Services YMCA; Director of the U.S. Naval Submarine League; Member of the National Security Advisory Council of the Center for U.S. Global Engagement and a member of the CNA Military Advisory Board; Trustee of Fairhaven United Methodist Church; Member of the Board of Advisors of the Dolphin Scholarship Foundation; and Director of other various non-profit organizations.

Kathleen A. Dennis (65) c/o Perkins Coie LLP Counsel to the Independent Trustees 30 Rockefeller Plaza New York, NY 10112 Trustee		Since August 2006	President, Cedarwood Associates (mutual fund and investment management consulting) (since July 2006); Chairperson of the Liquidity and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	86	Director of various non-profit organizations.

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Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Nancy C. Everett (63) c/o Perkins Coie LLP Counsel to the Independent Trustees 30 Rockefeller Plaza New York, NY 10112	Trustee	Since January 2015	Chief Executive Officer, Virginia Commonwealth University Investment Company (since November 2015); Owner OBIR, LLC (institutional investment management consulting) (since June 2014); formerly, Managing Director, BlackRock, Inc. (February 2011-December 2013); and Chief Executive Officer, General Motors Asset Management (a/k/a Promark Global Advisors, Inc.) (June 2005-May 2010).	88

Formerly, Member of Virginia Commonwealth University School of Business Foundation (2005-2016); Member of Virginia Commonwealth University Board of Visitors (2013-2015); Member of Committee on Directors for Emerging Markets Growth Fund, Inc. (2007-2010); Chairperson of Performance Equity Management, LLC (2006-2010); and Chairperson, GMAM Absolute Return Strategies Fund, LLC (2006-2010).

Jakki L. Haussler (61) c/o Perkins Coie LLP Counsel to the Independent Trustees 30 Rockefeller Plaza New York, NY 10112	Trustee	Since January 2015	Chairman and Chief Executive Officer, Opus Capital Group (since January 1996); formerly, Director, Capvest Venture Fund, LP (May 2000-December 2011); Partner, Adena Ventures, LP (July 1999-December 2010); Director, The Victory Funds (February 2005-July 2008).	88

Director of Cincinnati Bell Inc. and Member, Audit Committee and Compensation Committee; Director of Northern Kentucky University Foundation and Member, Investment Committee; Member of Chase College of Law Transactional Law Practice Center Board of Advisors; Director of Best Transport; Director of Chase College of Law Board of Visitors; formerly, Member, University of Cincinnati Foundation Investment Committee; Member, Miami University Board of Visitors (2008-2011); Trustee of Victory Funds (2005-2008) and Chairman, Investment Committee (2007-2008) and Member, Service Provider Committee (2005-2008).

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Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Dr. Manuel H. Johnson (69) c/o Johnson Smick International, Inc. 220 I Street, NE — Suite 200 Washington, D.C. 20002	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since July 1991); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006), Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	86	Director of NVR, Inc. (home construction).
Joseph J. Kearns (76) c/o Kearns & Associates LLC 46 E Peninsula Center #385 Rolling Hills Estates, CA 90274-3712	Trustee	Since August 1994	Senior Adviser, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of various Morgan Stanley Funds (since August 1994); CFO of the J. Paul Getty Trust.	87	Prior to August 10, 2016, Director of Electro Rent Corporation (equipment leasing); Prior to December 31, 2013, Director of The Ford Family Foundation.

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Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Michael F. Klein (59) c/o Perkins Coie LLP Counsel to the Independent Trustees 30 Rockefeller Plaza New York, NY 10112	Trustee	Since August 2006

Managing Director, Aetos Capital, LLC (since March 2000); Co-President, Aetos Alternatives Management, LLC (since January 2004) and Co-Chief Executive Officer of Aetos Capital LLC (since August 2013); Chairperson of the Fixed Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, various Morgan Stanley Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).

				86	Director of certain investment funds managed or sponsored by Aetos Capital, LLC; Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).
Patricia Maleski (58) c/o Perkins Coie LLP Counsel to the Independent Trustees 30 Rockefeller Plaza New York, NY 10112	Trustee	Since January 2017	Managing Director, JPMorgan Asset Management (2004-2016); Oversight and Control Head of Fiduciary and Conflicts of Interest Program (2015-2016); Chief Control Officer-Global Asset Management (2013-2015); President, JPMorgan Funds (2010-2013); Chief Administrative Officer (2004-2013); various other positions including Treasurer and Board Liaison (since 2001).	88	None.

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Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Michael E. Nugent (82) 522 Fifth Avenue New York, NY 10036	Chair of the Board and Trustee	Chair of the Boards since July 2006 and Trustee since July 1991	Chair of the Boards of various Morgan Stanley Funds (since July 2006); Chairperson of the Closed-End Fund Committee (since June 2012) and Director or Trustee of various Morgan Stanley Funds (since July 1991); formerly, Chairperson of the Insurance Committee (until July 2006); General Partner, Triumph Capital, L.P. (private investment partnership) (1988-2013).	86	None.
W. Allen Reed (71) c/o Perkins Coie LLP Counsel to the Independent Trustees 30 Rockefeller Plaza New York, NY 10112	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	87	Director of Legg Mason, Inc.; formerly, Director of the Auburn University Foundation (2010-2015).
Fergus Reid (86) c/o Joe Pietryka, Inc. 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman, Joe Pietryka, Inc.; Chairperson of the Governance Committee and Director or Trustee of various Morgan Stanley Funds (since June 1992).	87	Formerly, Trustee and Director of certain investment companies in the JP Morgan Fund Complex managed by JP Morgan Investment Management Inc. (1987-2012).

  *  This is the earliest date the Trustee began serving the Morgan Stanley Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

  **  The Fund Complex includes (as of December 31, 2017) all open-end and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Management Inc. (the "Adviser") and any funds that have an adviser that is an affiliated person of the Adviser (including, but not limited to, Morgan Stanley AIP GP LP).

  ***  This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

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Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years
John H. Gernon (55) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	Since September 2013

President and Principal Executive Officer of the Equity and Fixed Income Funds and the Morgan Stanley AIP Funds (since September 2013) and the Liquidity Funds and various money market funds (since May 2014) in the Fund Complex; Managing Director of the Adviser; Head of Product (since 2006).

Timothy J. Knierim (59) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since December 2016

Managing Director of the Adviser and various entities affiliated with the Adviser; Chief Compliance Officer of various Morgan Stanley Funds and the Adviser (since December 2016) and Chief Compliance Officer of Morgan Stanley AIP GP LP (since 2014). Formerly, Managing Director and Deputy Chief Compliance Officer of the Adviser (2014-2016); and formerly, Chief Compliance Officer of Prudential Investment Management, Inc. (2007-2014).

Francis J. Smith (53) 522 Fifth Avenue New York, NY 10036	Treasurer and Principal Financial Officer	Treasurer since July 2003 and Principal Financial Officer since September 2002	Managing Director of the Adviser and various entities affiliated with the Adviser; Treasurer (since July 2003) and Principal Financial Officer of various Morgan Stanley Funds (since September 2002).
Mary E. Mullin (51) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Managing Director of the Adviser; Secretary of various Morgan Stanley Funds (since June 1999).
Michael J. Key (39) 522 Fifth Avenue New York, NY 10036	Vice President	Since June 2017

Vice President of the Equity and Fixed Income Funds, Liquidity Funds, various money market funds and the Morgan Stanley AIP Funds in the Fund Complex (since June 2017); Executive Director of the Adviser; Head of Product Development for Equity and Fixed Income Funds (since August 2013).

  *  This is the earliest date the officer began serving the Morgan Stanley Funds. Each officer serves a one-year term, until his or her successor is elected and qualifies.

Item 2.  Code of Ethics.

(a)                       The registrant has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)                       No information need be disclosed pursuant to this paragraph.

(c)                        Not applicable.

(d)                       Not applicable.

(e)                        Not applicable.

(f)

(1)                        The registrant’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)                        Not applicable.

(3)                        Not applicable.

Item 3.  Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2018	Registrant		Covered Entities(1)
Audit Fees	$61,900		N/A

Non-Audit Fees
Audit-Related Fees	$—	(2)	$—	(2)
Tax Fees	$5,125	(3)	$11,463,155	(4)
All Other Fees	$—		$73,115	(5)
Total Non-Audit Fees	$5,125		$11,536,270

Total	$67,025		$11,536,270

2017	Registrant		Covered Entities(1)
Audit Fees	$60,390		N/A

Non-Audit Fees
Audit-Related Fees	$—	(2)	$—	(2)
Tax Fees	$5,000	(3)	$10,659,594	(4)
All Other Fees	$—		$247,388	(5)
Total Non-Audit Fees	$5,000		$10,906,982

Total	$65,390		$10,906,982

N/A- Not applicable, as not required by Item 4.

(1)         Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)         Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)         Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4)         Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.

(5)         All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004 AND JUNE 15 AND 16, 2016(3)

1.              Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor.  The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid.  Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”).  The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors.  As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors.  Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee.  The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise.  The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities.  It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

(3)         This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

2.              Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.  The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.              Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements.  These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit.  The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide.  Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1.  All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.              Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors.  Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.  All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.              Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3.  All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.              All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.  Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.              Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.              Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Principal Financial and Accounting Officer and must include a detailed description of the services to be rendered.  The Fund’s Principal Financial and Accounting Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors.  Requests or applications to provide services that require specific approval by the Audit Committee or Chairman of the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Financial and

Accounting Officer, who, after consultation with the Independent Auditors, will discuss whether the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Principal Financial and Accounting Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy.  The Fund’s Principal Financial and Accounting Officer will report to the Audit Committee on a periodic basis on the results of its monitoring.  Both the Fund’s Principal Financial and Accounting Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Principal Financial and Accounting Officer or any member of management.

9.              Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with the PCAOB’s Ethics and Independence Rule 3526, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.       Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s).  Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund.  This list of Covered Entities would include:

Morgan Stanley Funds

Morgan Stanley & Co. LLC

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley Services Company, Inc.

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

Morgan Stanley Smith Barney LLC

Morgan Stanley Capital Management LLC

Morgan Stanley Asia Limited

(e)(2)  Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the

Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)                         Not applicable.

(g)                        See table above.

(h)                       The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a)         The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:

Joseph J. Kearns, Jakki L. Haussler, Michael F. Klein and W. Allen Reed.

(b) Not applicable.

Item 6. Schedule of Investments

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mortgage Securities Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
December 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
December 18, 2018

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 18, 2018